Changing Parameters Portfolio
RISK/RETURN
Investment Objective:
The Portfolio’s investment objective is total return.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Changing Parameters Portfolio
Management Fees		1.50%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses		1.00%
Acquired Fund Fees and Expenses	[1]	0.37%
Total Annual Portfolio Operating Expenses		3.32%
Fee Waiver and/or Reimbursement	[2]	(0.70%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		2.62%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012 . This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Changing Parameters Portfolio	265	956	1,671	3,566

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 521 % of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs")), futures contracts, options on futures contracts and U.S. Treasury instruments.  The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds).  The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody's Investors Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined by the adviser to be of similar quality.  The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio's total return objective.  The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio's allocation of its investments between the equity and fixed income market segments may vary without limitation.  The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Portfolio will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments.  The Portfolio will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform.  The Portfolio sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Portfolio's portfolio.  The Portfolio covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed.  The Portfolio’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying bond or stock index. This effect is referred to as “leverage.”  The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance.  Derivatives are also subject to credit risk and liquidity risk.

  Fixed Income Risk.  When the Portfolio invests in fixed income securities directly or indirectly by investing in Underlying Funds that invest primarily in fixed income securities, the value of the Portfolio will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Portfolio invests will also harm performance.

  High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will magnify the Portfolio's gains or losses.

  Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Portfolio invests may prove to be incorrect.

  Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

  Underlying Fund Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on its investments.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indexes.  The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception.  You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3rd Quarter 2009	2.84%
Worst Quarter:	4th Quarter 2009	(6.64)%

Average Annual Total Returns (For period ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
Changing Parameters Portfolio	(2.82%)	(3.26%)	[1]	Oct 2, 2007
Changing Parameters Portfolio Russell 2000 Index(2)	26.86%	(0.41%)	[1]
Changing Parameters Portfolio NASDAQ 100 Index(2)	20.14%	2.12%	[1]
Changing Parameters Portfolio Barclay’s Long Treasury Index(2)	9.38%	6.86%	[1]
[1]	The inception date of the Portfolio is October 2, 2007.

The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark.  Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio’s returns, however, the indices do not reflect any fees or expenses.

Chariot Absolute Return All Opportunities Portfolio
RISK/RETURN
Investment Objective:
The Portfolio seeks to achieve consistent positive absolute returns throughout various market cycles – up, down or sideways.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review your insurance contract prospectus and/or retirement plan documents for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chariot Absolute Return All Opportunities Portfolio
Management Fees		1.50%
Distribution and Service (12b-1) Fees		0.40%
Other Expenses		1.32%
Acquired Fund Fees and Expenses	[1]	0.57%
Total Annual Portfolio Operating Expenses		3.79%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chariot Absolute Return All Opportunities Portfolio	381	1,158	1,953	4,027

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal period, the Portfolio's portfolio turnover rate was 156% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio's investment advisor, Chariot Advisors, LLC (the "Advisor"), seeks to achieve the Portfolio's investment objective by investing long or short in a combination of any of the following: (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), (4) common and preferred stocks, (5) fixed income securities, (6) commodities, (7) foreign currencies, (8) derivatives and (9) cash equivalents using the Advisor's absolute return strategies.  The Advisor will invest the Portfolio's assets without restriction as to credit quality, capitalization, country or currency.

The Advisor's absolute return strategies are intended to generate positive absolute returns, regardless of the direction of the equity, fixed income, commodity or currency markets, by generating a combination of capital appreciation, interest income and, in the case of the currency strategy, arbitrage-style profits from fully-hedged offsetting currency positions.  The Advisor seeks to generate returns that are both positive and consistent by (1) diversifying among asset classes that it believes are not highly correlated to each other, (2) employing risk control measures such as stop-loss limits (a form of automatic sell decision based upon a set drop in a security's price) and by (3) hedging against anticipated market or security-specific declines by using risk reduction techniques such as short selling, futures and option contracts or purchasing inverse ETFs (securities designed to produce returns opposite to the securities index to which they are linked).  The Portfolio may also invest in Underlying Funds rather than directly in currencies, stocks, commodities and fixed income securities.  The Portfolio is an "all opportunities" fund because it is intended to perform relatively and reasonably well during both favorable and unfavorable economic and market conditions.

Common and Preferred Stock Strategy.  The Advisor selects stocks based on an analysis of long-term economic and financial factors influencing the domestic and world economy.  The Advisor also bases its stock decisions on an array of fundamental and technical factors.  The Advisor may short sell stocks of companies that it believes will decline in value based upon the same selection criteria.  The Advisor may invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts.  The Advisor will generally attempt to manage volatility and market risk by using stop-loss limits or other selling guidelines and may also employ hedging with futures, protective put options and/or inverse ETFs.

Fixed Income Securities Strategy.  The Advisor will invest in fixed income securities without restriction as to maturity, credit quality, type of issuer, country or currency.  Fixed income securities may include mortgage-related securities, asset-backed securities, corporate debt securities and government securities.  The Portfolio may invest in non-investment grade fixed income securities — commonly known as "high yield" or "junk" bonds — with medium to low credit quality ratings.  High yield bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  When the Advisor believes that interest rates will rise or credit conditions will deteriorate, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse ETFs or short positions in derivatives.

Commodity Strategy.  The Advisor believes that the returns on commodities are not highly correlated to the returns of other asset classes, such as stocks, and will provide a measure of diversification and contribute to the Portfolio's goal of consistent positive returns.  The Portfolio may seek investment exposure to certain commodity sectors, such as oil, copper, wheat and gold, through structured notes that may be exchange traded or trade in the over the counter market.  ETFs that provide for an inverse payout can be used for hedging purposes.

Foreign Currency Trading.  The Advisor will seek profits by forecasting short-term movements in exchange rates and changes in exchange rate volatility aided by quantitative models.  The Advisor will attempt to capture these profits by taking balanced long and short positions in major currencies including the U.S. dollar, Euro, British pound, Japanese yen, Swiss franc, Australian dollar, Canadian dollar and New Zealand dollar using over-the-counter (“OTC”) spot and forward contracts, OTC options, exchange-traded futures, options on exchange-traded futures and ETFs denominated in various currencies.  However, the Portfolio also anticipates that by the close of business each day, the Portfolio will have no net foreign currency exposure because its currency strategy focuses on intraday trading rather than on inter-day or long-term currency trading.

Cash Equivalents and Short-Term High Quality Fixed Income Securities.  The Advisor expects to achieve the Portfolio's objective, in part, by investing in a portfolio of short-term high quality fixed income securities.  These securities are selected to provide the Portfolio with a base of interest income and to preserve principal.

Derivatives Strategy.  The Portfolio may use derivatives to hedge risks inherent in its investment portfolio, to enhance the potential return of the Portfolio’s investment portfolio, to diversify the Portfolio’s investment portfolio, as a substitute for taking a position in an underlying debt or equity security, or to reduce transaction costs associated with managing the Portfolio’s investment portfolio.

The Advisor buys securities, currencies or other assets that it believes are undervalued or can be bought and sold with an arbitrage-style profit and sells securities, currencies or other assets when it believes they have reached their target price or more compelling investments are available.  The Advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Portfolio's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks may apply to the Portfolio's direct investments as well the Portfolio's indirect risks through investing in Underlying Funds.

  Commodity Risk.  Investing in the commodities markets through commodity-linked instruments, such as ETFs, may subject the Portfolio to greater volatility than investments in traditional securities.  The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

  Counterparty Credit Risk.  When the Portfolio invests in foreign currency contracts, or other over-the-counter instruments it is assuming a credit risk with regard to the party with which it trades.  A counterparty may be unwilling or unable to complete a transaction in accordance with its terms and conditions.  If a counterparty defaults on its payment obligations to the Portfolio, the value of an investment in the Portfolio will decrease.

  Currency Trading Risk.  The Portfolio's investments in foreign currencies subject the Portfolio currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance.  Derivatives are also subject to credit risk and liquidity risk.

  Fixed Income Securities Risk.  An issuer of a fixed income security may default on its interest and/or principal payments owed to the Portfolio.  Debt securities tend to decline in value when interest rates rise and longer maturity debt securities are more susceptible to a rise in interest rates.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, unfavorable changes in exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  Investment Portfolio Turnover Risk.  Higher investment portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs, unless the securities traded (such as mutual funds) can be bought and sold without corresponding commission costs

  Issuer-Specific Risk.  The value of a fixed income, equity security or commodity-linked instrument can be more volatile than the market as a whole and can perform differently from the value of the market as a whole

  Management Style Risk.  The Advisor's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

  Market Risk.  Equity, fixed income, commodity and currency markets can be volatile. In other words, the prices of assets can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Portfolio’s investments may decline in value if one or more markets perform poorly.

  Short Position Risk.  Positions in securities sold short and short derivative positions are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

  Small- and Mid-Capitalization Securities Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

  Underlying Fund Risk.  Each Underlying Fund is subject to specific risks, depending on its investments.  Underlying Funds are also subject to investment advisory and other expenses, which will be indirectly borne by the Portfolio.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets, will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-877-225-1325.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	9/30/10	1.94%
Worst Quarter:	6/30/10	(0.71)%

Average Annual Total Returns (For period ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
Chariot Absolute Return All Opportunities Portfolio	0.51%	(0.48%)	[1]	Jul 14, 2009
Chariot Absolute Return All Opportunities Portfolio After Taxes on Distributions	0.51%	(0.48%)	[1]
Chariot Absolute Return All Opportunities Portfolio After Taxes on Distributions and Sales	0.33%	(0.41%)	[1]
Chariot Absolute Return All Opportunities Portfolio S&P 500 TR	15.06%	27.65%	[1]
[1]	The inception date of the Chariot Absolute Return All Opportunities Portfolio is July 14, 2009.

Dent Strategic Portfolio
RISK/RETURN
Investment Objective:
The Portfolio’s investment objective is long term growth of capital.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review your insurance contract prospectus and/or retirement plan documents for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dent Strategic Portfolio
Management Fees		0.85%
Other Expenses		2.47%
Acquired Fund Fees and Expenses	[1]	0.41%
Total Annual Portfolio Operating Expenses		3.73%
Fee Waiver and/or Reimbursement	[2]	(1.82%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		1.91%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlated to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expense would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dent Strategic Portfolio	194	973	1,772	3,859

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 415% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio's investment adviser, HS Dent Investment Management, LLC, (the "Adviser") seeks to achieve the Portfolio's investment objective by investing primarily in (1) exchange traded funds ("ETFs"), (2) high quality debt securities of any maturity and (3) money market instruments.  The Adviser selects EFTs that invest primarily in common stocks without restriction as to country, currency or capitalization.  The Portfolio defines high quality debt securities as those rated Baa3 or higher by Moody's Investors Service, BBB- or higher by Standard & Poor's Rating Group, or if unrated, determined by the Adviser to be of similar quality.  Through proprietary economic and demographic analysis, the Adviser seeks to identify the overall trend of the U.S. and global economies.  The Adviser then allocates the Portfolio's investments into offensive and defensive investments that it believes will benefit from overall economic trends.  Offensive securities are those that the Adviser anticipates will appreciate and defensive securities are those the Adviser believes will maintain their value, regardless of market conditions.

Offensive strategy securities are selected by:

  Identifying (i) economic sectors, (ii) geographic regions and (iii) investment styles that the Adviser expects to perform favorably based on its economic and demographic research; and

  Selecting ETFs that are representative of favored sectors, regions and styles that also possess relative strength (a measure of price trend persistence).

The offensive portion of the Portfolio's securities will be rebalanced periodically consistent with the Adviser's then-current economic and demographic forecasts.  Additionally, no more than 30% of the offensive allocation will be to one sector and no more than 25% will be invested in a single ETF.

Defensive strategy securities are selected by:

  Determining there are not sufficient favorable (i) sectors, (ii) regions or (iii) investment styles and/or ETFs that meet its relative strength requirements.

  Identifying defensive investments such as money market instruments and high quality debt securities of any maturity that the Adviser believes will maintain their value, regardless of market conditions.

The Adviser rebalances the allocation of Portfolio securities periodically based upon changes in its economic and demographic forecasts and the availability of satisfactory securities.  All assets invested during the period will be allocated according to the allocation developed the proceeding period.  The Adviser may engage in active and frequent trading of the Portfolio's holdings of securities to achieve the Portfolio's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

  Debt Securities Risks.  An issuer of a debt security may default on its interest and/or principal payments owed to the Portfolio.  Debt securities tend to decline in value when interest rates rise and longer maturity debt securities are more susceptible to a rise in interest rates.

  Emerging Markets Securities Risks.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  ETF Risks.  ETFs are subject to investment advisory and other expenses, which are indirectly borne by the Portfolio.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets through an ETF will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

  Equity Market Risks.  Equity markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Portfolio’s investments may decline in value if the stock markets perform poorly.

  Foreign Risks.  Foreign issuers may be subject to political and economic instability, unfavorable changes in exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  Issuer-Specific Risks.  The value of a fixed income or equity security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole

  Management Style Risks.  The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

  Portfolio Turnover Risks.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Small- and Mid-Capitalization Securities Risks.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance (before and after taxes) does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-813-514-6764.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	6/30/09	19.59%
Worst Quarter:	3/31/09	(9.26)%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
Dent Strategic Portfolio	4.95%	0.09%	[1]	May 1, 2008
Dent Strategic Portfolio S&P 500® Index	15.06%	(1.95%)	[1]
[1]	The inception date of the Portfolio is May 1, 2008.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

JNF Equity Portfolio
RISK/RETURN
Investment Objective:
The JNF Equity Portfolio’s investment objective is total return consistent with preservation of capital and a prudent level of risk.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNF Equity Portfolio
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.16%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF Equity Portfolio	118	368	638	1,409

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies:

 Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. common stocks.  The Portfolio is widely diversified by industry and company, with a focus on small- and medium-size companies.  Small- and medium-size companies are often companies in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of smaller and medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio. The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector and style neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock market fluctuates.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Small- and Medium-Size Company Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3 rd Quarter 2009	19.67%
Worst Quarter:	4 th Quarter 2008	(26.17)%

Average Annual Total Returns (For period ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
JNF Equity Portfolio	26.02%	(3.37%)	[1]	May 1, 2007
JNF Equity Portfolio Russell Midcap Total Return Index	25.48%	0.08%	[1]
[1]	The inception date of the JNF Equity Portfolio is May 1, 2007.

The Russell Midcap Index is an unmanaged index that measures the performance of approximately 800 companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.  Index returns assume reinvestment of dividends.  Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

JNF Balanced Portfolio
RISK/RETURN
Investment Objective:
The JNF Balanced Portfolio’s investment objective is total return consistent with preservation of capital and prudent investment of risk.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		JNF Balanced Portfolio
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.45%
Total Annual Portfolio Operating Expenses		1.35%
Fee Waiver and/or Reimbursement	[1]	(0.10%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		1.25%
[1]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF Balanced Portfolio	127	418	730	1,615

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies:

 Under normal circumstances, the Portfolio invests approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities.

  The Portfolio may invest more than 70% of its assets in stocks if conditions in the stock market are considered to be more favorable than those in the bond market.

  The Portfolio may invest more than 30% of its assets in fixed-income securities if conditions in the bond market are considered to be more favorable than those in the stock market.

The equity portion of the Portfolio is invested primarily in U.S. common stocks. The equity portion of the Portfolio is widely diversified by industry and company, with a focus on large- and medium-size companies. Medium-size companies are companies often in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio.  The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors.

The fixed income portion of the Portfolio is invested primarily in:

  U.S. Treasury securities;

  U.S. Government Agency Securities;

  U.S. corporate bonds;

  Yankee Bonds (U.S. dollar-denominated bonds issued in the U.S. by foreign banks, corporations, sovereigns and supranational entities);

  Non-U.S. dollar denominated bonds;

  Asset backed securities;

  Municipal securities; and

  Commercial paper.

There is no particular range of length of maturity or duration with respect to the types of bonds in which the Portfolio may invest.  Further, some of the Portfolio’s investments may be below investment grade fixed-income securities (commonly known as “junk bonds”), which offer higher return potential in exchange for assuming greater risk.  Below investment grade securities are normally rated BB+ or lower by Standard & Poor’s or Fitch Ratings, or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed by CEP or the Adviser to be of comparable credit.  The bonds in the Portfolio will have a minimum rating of Caa/CCC.

With respect to the fixed income portion of the Portfolio, CEP uses a risk-controlled, low-volatility process that is designed to increase the likelihood of outperforming the benchmark, while maintaining a level of risk similar to the benchmark.  The investment process involves performance enhancement strategies and risk management techniques, as well as proprietary quantitative analysis, which provides a framework for identifying and evaluating opportunities in the bond market. The performance enhancement strategies focus on the proprietary model’s momentum and value factors to select securities that CEP believes will enhance the Portfolio’s returns.  The risk management techniques involve screening of investments to decrease the Portfolio’s volatility.  The qualitative overlay incorporates information obtained through fundamental analysis of various segments of the bond market and provides a check to the quantitative process.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Credit Risk.  An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below-investment grade are especially susceptible to this risk.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  High-Yield Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Interest Rates and Bond Maturities Risk.  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

  Liquidity and Valuation Risks.  Securities that were liquid when purchased by the Portfolio may become temporarily illiquid (i.e., not able to be sold readily) and difficult to value, especially in declining markets.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

  Mid-Size Company Risk.  The value of mid-sized company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Municipal Market Risk.  Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Prepayment Risk.  Issuers of certain debt securities may prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.

  U.S. Government Obligations Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	2 nd Quarter 2009	13.16%
Worst Quarter:	4 th Quarter 2008	(12.73)%

Average Annual Total Returns (For period ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
JNF Balanced Portfolio	11.74%	0.83%	[1]	May 1, 2007
JNF Balanced Portfolio Russell 1000 Total Return Index	16.10%	(1.94%)	[1]
JNF Balanced Portfolio Barclay’s Capital US Aggregate Index	6.54%	6.17%	[1]
JNF Balanced Portfolio Blended Benchmark Index	13.23%	0.49%	[1]
[1]	The inception date of the JNF Balanced Portfolio is May 1, 2007.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Blended Benchmark Index is comprised of 70% Russell 1000 Index and 30% Barclay’s Capital US Aggregate Index. Index returns assume reinvestment of dividends.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

JNF Money Market Portfolio
RISK/RETURN
Investment Objective:
The JNF Money Market Portfolio’s investment objective is as high a level of current income as is consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		JNF Money Market Portfolio
Management Fees		0.15%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Portfolio Operating Expenses		0.68%
Fee Waiver and/or Reimbursement	[1]	(0.03%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		0.65%
[1]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF Money Market Portfolio	66	215	376	844

Principal Investment Strategies:

 The Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 60 days. The Portfolio attempts to maintain a stable net asset value of  $1.00 per share, although there is no assurance that it will be successful in doing so.

Invesco Advisers, Inc. (“ Invesco”) is the Portfolio’s sub-adviser.  The sub-adviser considers interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other security selection techniques when selecting Portfolio securities. The proportion of the Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the sub-adviser’s outlook for the U.S. and foreign economies, the financial markets and other factors.  The sub-adviser focuses on securities that offer safety, liquidity, and a competitive yield.  The sub-adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and government-sponsored enterprises); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper.  The Portfolio’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Portfolio may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.  The Portfolio’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets AIM's investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

  Credit Risk.  An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below-investment grade are especially susceptible to this risk.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  Inflation-Indexed Securities Risk.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise.

  Interest Rates and Bond Maturities Risk.  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rate rise.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

  Management Risk. AIM's investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate.  Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

  Municipal Bond Risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

  U.S. Government Obligations Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	1st Quarter 2009	0.16%
Worst Quarter:	1st Quarter 2010	0.00%

Average Annual Total Returns (For period ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
JNF Money Market Portfolio	0.02%	0.76%	[1]	Apr 7, 2008
JNF Money Market Portfolio Lipper US Treasury MM Index	0.02%	0.28%	[1]
[1]	The inception date of the JNF Money Market Portfolio is April 7, 2008.

The Portfolio’s 7-day simple yield and 7-day compound yield as of December 31, 2010 was 0.07% and 0.37% , respectively.

The Lipper US Treasury MM Index is an unmanaged index that includes 30 largest funds in the category that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.  These funds intend to keep a constant net asset value.  An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 7, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Changing Parameters Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 521 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	521.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs")), futures contracts, options on futures contracts and U.S. Treasury instruments.  The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds).  The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody's Investors Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined by the adviser to be of similar quality.  The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio's total return objective.  The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio's allocation of its investments between the equity and fixed income market segments may vary without limitation.  The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Portfolio will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments.  The Portfolio will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform.  The Portfolio sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Portfolio's portfolio.  The Portfolio covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed.  The Portfolio’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying bond or stock index. This effect is referred to as “leverage.”  The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance.  Derivatives are also subject to credit risk and liquidity risk.

  Fixed Income Risk.  When the Portfolio invests in fixed income securities directly or indirectly by investing in Underlying Funds that invest primarily in fixed income securities, the value of the Portfolio will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Portfolio invests will also harm performance.

  High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will magnify the Portfolio's gains or losses.

  Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Portfolio invests may prove to be incorrect.

  Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

  Underlying Fund Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on its investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indexes.  The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception.  You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-618-3456
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	2.84%
Worst Quarter:	4th Quarter 2009	(6.64)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.64%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Portfolio's returns, however, the indices do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark.  Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio’s returns, however, the indices do not reflect any fees or expenses.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2010)
Changing Parameters Portfolio | Changing Parameters Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,671
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,566
Annual Return 2008	rr_AnnualReturn2008	(2.38%)
Annual Return 2009	rr_AnnualReturn2009	(6.35%)
Annual Return 2010	rr_AnnualReturn2010	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.26%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007
Changing Parameters Portfolio | Russell 2000 Index(2)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)	[3]
Changing Parameters Portfolio | NASDAQ 100 Index(2)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[3]
Changing Parameters Portfolio | Barclay’s Long Treasury Index(2)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[3]
Chariot Absolute Return All Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to achieve consistent positive absolute returns throughout various market cycles – up, down or sideways.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review your insurance contract prospectus and/or retirement plan documents for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal period, the Portfolio's portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio's investment advisor, Chariot Advisors, LLC (the "Advisor"), seeks to achieve the Portfolio's investment objective by investing long or short in a combination of any of the following: (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), (4) common and preferred stocks, (5) fixed income securities, (6) commodities, (7) foreign currencies, (8) derivatives and (9) cash equivalents using the Advisor's absolute return strategies.  The Advisor will invest the Portfolio's assets without restriction as to credit quality, capitalization, country or currency.

The Advisor's absolute return strategies are intended to generate positive absolute returns, regardless of the direction of the equity, fixed income, commodity or currency markets, by generating a combination of capital appreciation, interest income and, in the case of the currency strategy, arbitrage-style profits from fully-hedged offsetting currency positions.  The Advisor seeks to generate returns that are both positive and consistent by (1) diversifying among asset classes that it believes are not highly correlated to each other, (2) employing risk control measures such as stop-loss limits (a form of automatic sell decision based upon a set drop in a security's price) and by (3) hedging against anticipated market or security-specific declines by using risk reduction techniques such as short selling, futures and option contracts or purchasing inverse ETFs (securities designed to produce returns opposite to the securities index to which they are linked).  The Portfolio may also invest in Underlying Funds rather than directly in currencies, stocks, commodities and fixed income securities.  The Portfolio is an "all opportunities" fund because it is intended to perform relatively and reasonably well during both favorable and unfavorable economic and market conditions.

Common and Preferred Stock Strategy.  The Advisor selects stocks based on an analysis of long-term economic and financial factors influencing the domestic and world economy.  The Advisor also bases its stock decisions on an array of fundamental and technical factors.  The Advisor may short sell stocks of companies that it believes will decline in value based upon the same selection criteria.  The Advisor may invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts.  The Advisor will generally attempt to manage volatility and market risk by using stop-loss limits or other selling guidelines and may also employ hedging with futures, protective put options and/or inverse ETFs.

Fixed Income Securities Strategy.  The Advisor will invest in fixed income securities without restriction as to maturity, credit quality, type of issuer, country or currency.  Fixed income securities may include mortgage-related securities, asset-backed securities, corporate debt securities and government securities.  The Portfolio may invest in non-investment grade fixed income securities — commonly known as "high yield" or "junk" bonds — with medium to low credit quality ratings.  High yield bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  When the Advisor believes that interest rates will rise or credit conditions will deteriorate, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse ETFs or short positions in derivatives.

Commodity Strategy.  The Advisor believes that the returns on commodities are not highly correlated to the returns of other asset classes, such as stocks, and will provide a measure of diversification and contribute to the Portfolio's goal of consistent positive returns.  The Portfolio may seek investment exposure to certain commodity sectors, such as oil, copper, wheat and gold, through structured notes that may be exchange traded or trade in the over the counter market.  ETFs that provide for an inverse payout can be used for hedging purposes.

Foreign Currency Trading.  The Advisor will seek profits by forecasting short-term movements in exchange rates and changes in exchange rate volatility aided by quantitative models.  The Advisor will attempt to capture these profits by taking balanced long and short positions in major currencies including the U.S. dollar, Euro, British pound, Japanese yen, Swiss franc, Australian dollar, Canadian dollar and New Zealand dollar using over-the-counter (“OTC”) spot and forward contracts, OTC options, exchange-traded futures, options on exchange-traded futures and ETFs denominated in various currencies.  However, the Portfolio also anticipates that by the close of business each day, the Portfolio will have no net foreign currency exposure because its currency strategy focuses on intraday trading rather than on inter-day or long-term currency trading.

Cash Equivalents and Short-Term High Quality Fixed Income Securities.  The Advisor expects to achieve the Portfolio's objective, in part, by investing in a portfolio of short-term high quality fixed income securities.  These securities are selected to provide the Portfolio with a base of interest income and to preserve principal.

Derivatives Strategy.  The Portfolio may use derivatives to hedge risks inherent in its investment portfolio, to enhance the potential return of the Portfolio’s investment portfolio, to diversify the Portfolio’s investment portfolio, as a substitute for taking a position in an underlying debt or equity security, or to reduce transaction costs associated with managing the Portfolio’s investment portfolio.

The Advisor buys securities, currencies or other assets that it believes are undervalued or can be bought and sold with an arbitrage-style profit and sells securities, currencies or other assets when it believes they have reached their target price or more compelling investments are available.  The Advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Portfolio's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks may apply to the Portfolio's direct investments as well the Portfolio's indirect risks through investing in Underlying Funds.

  Commodity Risk.  Investing in the commodities markets through commodity-linked instruments, such as ETFs, may subject the Portfolio to greater volatility than investments in traditional securities.  The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

  Counterparty Credit Risk.  When the Portfolio invests in foreign currency contracts, or other over-the-counter instruments it is assuming a credit risk with regard to the party with which it trades.  A counterparty may be unwilling or unable to complete a transaction in accordance with its terms and conditions.  If a counterparty defaults on its payment obligations to the Portfolio, the value of an investment in the Portfolio will decrease.

  Currency Trading Risk.  The Portfolio's investments in foreign currencies subject the Portfolio currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance.  Derivatives are also subject to credit risk and liquidity risk.

  Fixed Income Securities Risk.  An issuer of a fixed income security may default on its interest and/or principal payments owed to the Portfolio.  Debt securities tend to decline in value when interest rates rise and longer maturity debt securities are more susceptible to a rise in interest rates.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, unfavorable changes in exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  Investment Portfolio Turnover Risk.  Higher investment portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs, unless the securities traded (such as mutual funds) can be bought and sold without corresponding commission costs

  Issuer-Specific Risk.  The value of a fixed income, equity security or commodity-linked instrument can be more volatile than the market as a whole and can perform differently from the value of the market as a whole

  Management Style Risk.  The Advisor's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

  Market Risk.  Equity, fixed income, commodity and currency markets can be volatile. In other words, the prices of assets can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Portfolio’s investments may decline in value if one or more markets perform poorly.

  Short Position Risk.  Positions in securities sold short and short derivative positions are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

  Small- and Mid-Capitalization Securities Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

  Underlying Fund Risk.  Each Underlying Fund is subject to specific risks, depending on its investments.  Underlying Funds are also subject to investment advisory and other expenses, which will be indirectly borne by the Portfolio.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets, will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-877-225-1325.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-225-1325
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	9/30/10	1.94%
Worst Quarter:	6/30/10	(0.71)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.71%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2010)
Chariot Absolute Return All Opportunities Portfolio | Chariot Absolute Return All Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	381
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,953
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,027
Annual Return 2010	rr_AnnualReturn2010	0.51%
1 Year	rr_AverageAnnualReturnYear01	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2009
Chariot Absolute Return All Opportunities Portfolio | Chariot Absolute Return All Opportunities Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)	[5]
Chariot Absolute Return All Opportunities Portfolio | Chariot Absolute Return All Opportunities Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)	[5]
Chariot Absolute Return All Opportunities Portfolio | S&P 500 TR
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.65%	[5]
Dent Strategic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review your insurance contract prospectus and/or retirement plan documents for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 415% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	415.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expense would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio's investment adviser, HS Dent Investment Management, LLC, (the "Adviser") seeks to achieve the Portfolio's investment objective by investing primarily in (1) exchange traded funds ("ETFs"), (2) high quality debt securities of any maturity and (3) money market instruments.  The Adviser selects EFTs that invest primarily in common stocks without restriction as to country, currency or capitalization.  The Portfolio defines high quality debt securities as those rated Baa3 or higher by Moody's Investors Service, BBB- or higher by Standard & Poor's Rating Group, or if unrated, determined by the Adviser to be of similar quality.  Through proprietary economic and demographic analysis, the Adviser seeks to identify the overall trend of the U.S. and global economies.  The Adviser then allocates the Portfolio's investments into offensive and defensive investments that it believes will benefit from overall economic trends.  Offensive securities are those that the Adviser anticipates will appreciate and defensive securities are those the Adviser believes will maintain their value, regardless of market conditions.

Offensive strategy securities are selected by:

  Identifying (i) economic sectors, (ii) geographic regions and (iii) investment styles that the Adviser expects to perform favorably based on its economic and demographic research; and

  Selecting ETFs that are representative of favored sectors, regions and styles that also possess relative strength (a measure of price trend persistence).

The offensive portion of the Portfolio's securities will be rebalanced periodically consistent with the Adviser's then-current economic and demographic forecasts.  Additionally, no more than 30% of the offensive allocation will be to one sector and no more than 25% will be invested in a single ETF.

Defensive strategy securities are selected by:

  Determining there are not sufficient favorable (i) sectors, (ii) regions or (iii) investment styles and/or ETFs that meet its relative strength requirements.

  Identifying defensive investments such as money market instruments and high quality debt securities of any maturity that the Adviser believes will maintain their value, regardless of market conditions.

The Adviser rebalances the allocation of Portfolio securities periodically based upon changes in its economic and demographic forecasts and the availability of satisfactory securities.  All assets invested during the period will be allocated according to the allocation developed the proceeding period.  The Adviser may engage in active and frequent trading of the Portfolio's holdings of securities to achieve the Portfolio's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

  Debt Securities Risks.  An issuer of a debt security may default on its interest and/or principal payments owed to the Portfolio.  Debt securities tend to decline in value when interest rates rise and longer maturity debt securities are more susceptible to a rise in interest rates.

  Emerging Markets Securities Risks.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  ETF Risks.  ETFs are subject to investment advisory and other expenses, which are indirectly borne by the Portfolio.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets through an ETF will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

  Equity Market Risks.  Equity markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Portfolio’s investments may decline in value if the stock markets perform poorly.

  Foreign Risks.  Foreign issuers may be subject to political and economic instability, unfavorable changes in exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  Issuer-Specific Risks.  The value of a fixed income or equity security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole

  Management Style Risks.  The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

  Portfolio Turnover Risks.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Small- and Mid-Capitalization Securities Risks.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance (before and after taxes) does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-813-514-6764.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-813-514-6764
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	6/30/09	19.59%
Worst Quarter:	3/31/09	(9.26)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.26%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Portfolio's returns, however, they do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Dent Strategic Portfolio | Dent Strategic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	2.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[6]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.73%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[7]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,859
Annual Return 2009	rr_AnnualReturn2009	17.92%
Annual Return 2010	rr_AnnualReturn2010	4.95%
1 Year	rr_AverageAnnualReturnYear01	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Dent Strategic Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)	[8]
JNF Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The JNF Equity Portfolio’s investment objective is total return consistent with preservation of capital and a prudent level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. common stocks.  The Portfolio is widely diversified by industry and company, with a focus on small- and medium-size companies.  Small- and medium-size companies are often companies in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of smaller and medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio. The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector and style neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock market fluctuates.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Small- and Medium-Size Company Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-0564
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3 rd Quarter 2009	19.67%
Worst Quarter:	4 th Quarter 2008	(26.17)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.17%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends.Unlike the Portfolio's returns, however, they do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell Midcap Index is an unmanaged index that measures the performance of approximately 800 companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.  Index returns assume reinvestment of dividends.  Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2010)
JNF Equity Portfolio | JNF Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2008	rr_AnnualReturn2008	(42.60%)
Annual Return 2009	rr_AnnualReturn2009	35.03%
Annual Return 2010	rr_AnnualReturn2010	26.02%
1 Year	rr_AverageAnnualReturnYear01	26.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.37%)	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
JNF Equity Portfolio | Russell Midcap Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%	[9]
JNF Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The JNF Balanced Portfolio’s investment objective is total return consistent with preservation of capital and prudent investment of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal circumstances, the Portfolio invests approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities.

  The Portfolio may invest more than 70% of its assets in stocks if conditions in the stock market are considered to be more favorable than those in the bond market.

  The Portfolio may invest more than 30% of its assets in fixed-income securities if conditions in the bond market are considered to be more favorable than those in the stock market.

The equity portion of the Portfolio is invested primarily in U.S. common stocks. The equity portion of the Portfolio is widely diversified by industry and company, with a focus on large- and medium-size companies. Medium-size companies are companies often in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio.  The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors.

The fixed income portion of the Portfolio is invested primarily in:

  U.S. Treasury securities;

  U.S. Government Agency Securities;

  U.S. corporate bonds;

  Yankee Bonds (U.S. dollar-denominated bonds issued in the U.S. by foreign banks, corporations, sovereigns and supranational entities);

  Non-U.S. dollar denominated bonds;

  Asset backed securities;

  Municipal securities; and

  Commercial paper.

There is no particular range of length of maturity or duration with respect to the types of bonds in which the Portfolio may invest.  Further, some of the Portfolio’s investments may be below investment grade fixed-income securities (commonly known as “junk bonds”), which offer higher return potential in exchange for assuming greater risk.  Below investment grade securities are normally rated BB+ or lower by Standard & Poor’s or Fitch Ratings, or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed by CEP or the Adviser to be of comparable credit.  The bonds in the Portfolio will have a minimum rating of Caa/CCC.

With respect to the fixed income portion of the Portfolio, CEP uses a risk-controlled, low-volatility process that is designed to increase the likelihood of outperforming the benchmark, while maintaining a level of risk similar to the benchmark.  The investment process involves performance enhancement strategies and risk management techniques, as well as proprietary quantitative analysis, which provides a framework for identifying and evaluating opportunities in the bond market. The performance enhancement strategies focus on the proprietary model’s momentum and value factors to select securities that CEP believes will enhance the Portfolio’s returns.  The risk management techniques involve screening of investments to decrease the Portfolio’s volatility.  The qualitative overlay incorporates information obtained through fundamental analysis of various segments of the bond market and provides a check to the quantitative process.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Credit Risk.  An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below-investment grade are especially susceptible to this risk.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  High-Yield Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Interest Rates and Bond Maturities Risk.  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

  Liquidity and Valuation Risks.  Securities that were liquid when purchased by the Portfolio may become temporarily illiquid (i.e., not able to be sold readily) and difficult to value, especially in declining markets.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

  Mid-Size Company Risk.  The value of mid-sized company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Municipal Market Risk.  Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Prepayment Risk.  Issuers of certain debt securities may prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.

  U.S. Government Obligations Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-0564
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2 nd Quarter 2009	13.16%
Worst Quarter:	4 th Quarter 2008	(12.73)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.73%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Blended Benchmark Index is comprised of 70% Russell 1000 Index and 30% Barclay’s Capital US Aggregate Index. Index returns assume reinvestment of dividends.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2010)
JNF Balanced Portfolio | JNF Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,615
Annual Return 2008	rr_AnnualReturn2008	(23.16%)
Annual Return 2009	rr_AnnualReturn2009	21.85%
Annual Return 2010	rr_AnnualReturn2010	11.74%
1 Year	rr_AverageAnnualReturnYear01	11.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
JNF Balanced Portfolio | Russell 1000 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)	[11]
JNF Balanced Portfolio | Barclay’s Capital US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%	[11]
JNF Balanced Portfolio | Blended Benchmark Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%	[11]
JNF Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The JNF Money Market Portfolio’s investment objective is as high a level of current income as is consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 60 days. The Portfolio attempts to maintain a stable net asset value of  $1.00 per share, although there is no assurance that it will be successful in doing so.

Invesco Advisers, Inc. (“ Invesco”) is the Portfolio’s sub-adviser.  The sub-adviser considers interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other security selection techniques when selecting Portfolio securities. The proportion of the Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the sub-adviser’s outlook for the U.S. and foreign economies, the financial markets and other factors.  The sub-adviser focuses on securities that offer safety, liquidity, and a competitive yield.  The sub-adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and government-sponsored enterprises); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper.  The Portfolio’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Portfolio may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.  The Portfolio’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets AIM's investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

  Credit Risk.  An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below-investment grade are especially susceptible to this risk.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  Inflation-Indexed Securities Risk.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise.

  Interest Rates and Bond Maturities Risk.  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rate rise.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

  Management Risk. AIM's investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate.  Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

  Municipal Bond Risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

  U.S. Government Obligations Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-0564
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2009	0.16%
Worst Quarter:	1st Quarter 2010	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Portfolio’s 7-day simple yield and 7-day compound yield as of December 31, 2010 was 0.07% and 0.37% , respectively.

The Lipper US Treasury MM Index is an unmanaged index that includes 30 largest funds in the category that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.  These funds intend to keep a constant net asset value.  An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2010)
JNF Money Market Portfolio | JNF Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	844
Annual Return 2009	rr_AnnualReturn2009	0.23%
Annual Return 2010	rr_AnnualReturn2010	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 7, 2008
JNF Money Market Portfolio | Lipper US Treasury MM Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%	[13]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012 . This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.
[3]	The inception date of the Portfolio is October 2, 2007.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[5]	The inception date of the Chariot Absolute Return All Opportunities Portfolio is July 14, 2009.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlated to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[7]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.
[8]	The inception date of the Portfolio is May 1, 2008.
[9]	The inception date of the JNF Equity Portfolio is May 1, 2007.
[10]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.
[11]	The inception date of the JNF Balanced Portfolio is May 1, 2007.
[12]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2012. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.
[13]	The inception date of the JNF Money Market Portfolio is April 7, 2008.